Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of carrying value and fair value of long-term debt by type
Carrying value and fair value of long-term debt by type were as follows:

	December 31, 2017		December 31, 2016
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value

Senior debt	$14,878	$15,436	$13,787	$14,340
Junior subordinated debt	172	189	172	158
Total	$15,050	$15,625	$13,959	$14,498

Schedule of weighted average interest rates on long-term debt by type
Weighted average effective interest rates on long-term debt by type were as follows:

	Years Ended December 31,			At December 31,
	2017	2016	2015	2017	2016

Senior debt	5.73%	5.60%	6.56%	5.56%	5.80%
Junior subordinated debt	6.41	12.26	12.26	6.37	12.26
Total	5.74	5.67	6.65	5.57	5.88

Schedule of principal maturities of long-term debt by type of debt
Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at December 31, 2017 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.04% - 6.94%	5.25% - 8.25%	3.11%

2018	—	700	—	700
2019	—	696	—	696
2020	—	1,299	—	1,299
2021	—	1,446	—	1,446
2022	—	1,000	—	1,000
2023-2067	—	1,175	350	1,525
Securitizations (b)	8,711	—	—	8,711
Total principal maturities	$8,711	$6,316	$350	$15,377

Total carrying amount	$8,688	$6,190	$172	$15,050
Debt issuance costs (c)	$(24)	$(30)	$—	$(54)

(a)
The interest rates shown are the range of contractual rates in effect at December 31, 2017. Effective January 16, 2017, the interest rate on the UPB of the Junior Subordinated Debenture became a variable floating rate (determined quarterly) equal to 3-month LIBOR plus 1.75%, or 3.11% as of December 31, 2017. Prior to January 16, 2017, the interest rate on the UPB of the Junior Subordinated Debenture was a fixed rate of 6.00%.

(b)
Securitizations have a stated maturity date but are not included in the above maturities by period due to their variable monthly repayments, which may result in pay-off prior to the stated maturity date. At December 31, 2017, there were no amounts drawn under our revolving conduit facilities. See Note 14 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)
Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which totaled $20 million at December 31, 2017 and are reported in other assets.